INCOME TAXES - Summary of Principal Components of Deferred Tax Assets and Liabilities (Details)	Dec. 31, 2023 CNY (¥)	Dec. 31, 2023 USD ($)	Dec. 31, 2022 CNY (¥)
Non-current deferred tax assets
Risk assurance liabilities	¥ 375,019,011	$ 52,820,323	¥ 361,992,619
Provision for credit losses	202,046,834	28,457,701	255,231,296
Short-term and long-term lease liabilities	11,788,736	1,660,409	20,181,689
Customer advances	5,191,296	731,180	5,136,587
Net operating loss carry-forward	19,790,529	2,787,438	67,815,707
Less: valuation allowance	(539,109,605)	(75,932,000)	(447,965,176)
Non-current deferred tax assets, net	74,726,801	10,525,051	262,392,722
Non-current deferred tax liabilities
Acquisition of insurance brokerage license	(10,724,126)	(1,510,462)	(10,724,126)
Unrealized gain on long-term investment	(11,009,130)	(1,550,604)	(11,009,130)
Contract assets	(51,928,935)	(7,314,038)	(168,704,122)
Operating lease right-of-use assets	(11,788,736)	(1,660,409)	(20,181,689)
Others	(7)	(1)	(7)
Non-current deferred tax liabilities	¥ (85,450,934)	$ (12,035,514)	¥ (210,619,074)